Finance income and finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income and finance costs
Foreign exchange gain	$ 7,103	$ 3,229	$ 1,336
Interest and similar income	1,470	2,304	1,738
Interest income from financial assets at fair value through OCI	520	1,212	2,788
Fair value gain on financial assets at fair value through profit or loss	0	0	237
Other income	138	574	90
Finance income	9,231	7,319	6,189
Foreign exchange loss	855	16,252	11,804
Interest and similar expense	2,804	2,905	2,168
Fair value loss on financial assets at fair value through profit and loss	0	16,163	13,601
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 12)	2,577	3,427	3,908
Other charges	(87)	126	0
Finance costs	$ 6,149	$ 38,873	$ 31,481